City Holding Company (Parent Company Only) Financial Information	12 Months Ended
Dec. 31, 2011
City Holding Company (Parent Company Only) Financial Information [Abstract]
City Holding Company (Parent Company Only) Financial Information
Note Twenty-One
City Holding Company (Parent
Company Only) Financial
Information

Condensed Balance Sheets

	December 31
(in thousands)	2011	2010

Assets
Cash	$2,621	$2,249
Securities available-for-sale	3,852	4,693
Investment in subsidiaries	319,940	321,798
Deferred tax asset	3,785	3,440
Fixed assets	12	13
Other assets	2,939	4,480
Total Assets	$333,149	$336,673

Liabilities
Junior subordinated debentures	$16,495	$16,495
Dividends payable	5,177	5,272
Accrued interest payable	31	27
Other liabilities	312	18
Total Liabilities	22,015	21,812

Shareholders' Equity	311,134	314,861
Total Liabilities and Shareholders' Equity	$333,149	$336,673

Junior subordinated debentures represent the Parent Company's amounts owed to City Holding Capital Trust III.

Condensed Statements of Income

	Year Ended December 31
(in thousands)	2011	2010	2009

Income
Dividends from subsidiaries	$44,600	$17,200	$39,500
Other income	92	156	262
	44,692	17,356	39,762
Expenses
Interest expense	639	641	757
Investment securities losses	918	3,643	1,720
Other expenses	613	594	571
	2,170	4,878	3,048
Income Before Income Tax Benefit and Equity in Undistributed Net Income (Excess Dividends) of Subsidiaries	42,522	12,478	36,714
Income tax benefit	(704)	(2,066)	(1,172)
Income Before Equity in Undistributed Net Income (Excess Dividends) of Subsidiaries	43,226	14,544	37,886
Equity in undistributed net income (excess dividends) of subsidiaries	(2,548)	24,416	4,759
Net Income	$40,678	$38,960	$42,645

Condensed Statements of Cash Flows

	Year Ended December 31
(in thousands)	2011	2010	2009
Operating Activities
Net income	$40,678	$38,960	$42,645
Adjustments to reconcile net income to net cash provided by operating activities:
Realized investment securities losses	918	3,643	1,720
Amortization and accretion	19	19	19
Deferred income tax benefit	(363)	(1,501)	(615)
Depreciation	1	1	4
Change in other assets	1,522	(1,305)	454
Change in other liabilities	(965)	827	573
Excess dividends of subsidiaries (equity in undistributed net income)	2,548	(24,416)	(4,759)
Net Cash Provided by Operating Activities	44,358	16,228	40,041

Investing Activities
Purchases of available for sale securities	(29)	(248)	(2,753)
Proceeds from sales of available for sale securities	0	0	317
Investment in subsidiaries	0	4,201	2,600
Net Cash (Used in) Provided by Investing Activities	(29)	3,953	164

Financing Activities
Dividends paid	(20,628)	(21,350)	(21,675)
Purchases of treasury stock	(23,791)	(12,902)	(3,886)
Exercise of stock options	456	221	29
Excess tax benefits from stock-based compensation arrangements	6	15	0
Net Cash Used in Financing Activities	(43,957)	(34,016)	(25,532)
Increase (decrease) in Cash and Cash Equivalents	372	(13,835)	14,673
Cash and cash equivalents at beginning of year	2,249	16,084	1,411
Cash and Cash Equivalents at End of Year	$2,621	$2,249	$16,084